BBH Select Series - Large Cap Fund

Portfolio of Investments

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (97.8%)

	Communication Services (8.2%)
191,389	Alphabet, Inc. (Class C)	$39,349,578
	Total Communication Services	39,349,578

	Consumer Discretionary (9.4%)
89,540	Amazon.com, Inc.[1]	21,281,867
3,351	Booking Holdings, Inc.	15,875,564
104,281	NIKE, Inc. (Class B)	8,019,209
	Total Consumer Discretionary	45,176,640

	Consumer Staples (4.1%)
20,348	Costco Wholesale Corp.	19,938,598
	Total Consumer Staples	19,938,598

	Financials (22.1%)
58,833	Arthur J Gallagher & Co.	17,756,976
41	Berkshire Hathaway, Inc. (Class A)[1]	28,807,153
52,263	Mastercard, Inc. (Class A)	29,028,438
62,928	Progressive Corp.	15,507,976
28,982	S&P Global, Inc.	15,111,505
	Total Financials	106,212,048

	Health Care (16.1%)
115,731	Abbott Laboratories	14,805,467
199,086	Alcon AG (Switzerland)	18,134,744
4,715	Eli Lilly & Co.	3,824,242
14,219	Novo Nordisk A/S ADR (Denmark)	1,200,795
26,669	Thermo Fisher Scientific, Inc.	15,941,395
17,460	UnitedHealth Group, Inc.	9,471,875
81,909	Zoetis, Inc. (Class A)	13,998,248
	Total Health Care	77,376,766

	Industrials (7.8%)
36,282	Automatic Data Processing, Inc.	10,993,809
63,281	Otis Worldwide Corp.	6,038,273
93,802	Waste Management, Inc.	20,660,829
	Total Industrials	37,692,911

	Information Technology (25.1%)
30,538	Adobe, Inc.[1]	13,358,848
47,044	Applied Materials, Inc.	8,484,385
16,261	Cadence Design Systems, Inc.[1]	4,839,599
33,782	KLA Corp.	24,939,224
73,368	Microsoft Corp.	30,452,122
161,246	Oracle Corp.	27,421,495
62,323	Texas Instruments, Inc.	11,505,449
	Total Information Technology	121,001,122

BBH Select Series - Large Cap Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (continued)

	Materials (5.0%)
54,527	Linde, Plc. (Ireland)	$24,325,585
	Total Materials	24,325,585

	Total Common Stock
	(Cost $264,549,722)	471,073,248

Total Investments (Cost $264,549,722)[2]	97.8%	$471,073,248
Cash and Other Assets in Excess of Liabilities	2.2%	10,611,634
Net Assets	100.0%	$481,684,882

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $264,549,722, the aggregate gross unrealized appreciation is $207,028,700 and the aggregate gross unrealized depreciation is $505,174, resulting in net unrealized appreciation of $206,523,526.

Abbreviation:

ADR − American Depositary Receipt.

BBH Select Series - Large Cap Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Fair Value Measurements

BBH Select Series - Large Cap Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Select Series - Large Cap Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Select Series - Large Cap Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2025
Common Stock:
Communication Services	$39,349,578	$–	$–	$39,349,578
Consumer Discretionary	45,176,640	–	–	45,176,640
Consumer Staples	19,938,598	–	–	19,938,598
Financials	106,212,048	–	–	106,212,048
Health Care	77,376,766	–	–	77,376,766
Industrials	37,692,911	–	–	37,692,911
Information Technology	121,001,122	–	–	121,001,122
Materials	24,325,585	–	–	24,325,585
Total Investments, at value	$471,073,248	$–	$–	$471,073,248

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.